Share-based Compensation - Share-based compensation of subsidiaries (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2025 CNY (¥)
Number of Options Outstanding
Outstanding, Beginning Balance | shares		52,060,649
Exercised | shares		(7,965,157)
Forfeited | shares		(15,780)
Outstanding, Ending Balance | shares		43,268,637	52,060,649
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance		$ 3.55
Exercised		2.06
Forfeited		43.97
Outstanding, Ending Balance		$ 3.45	$ 3.55
Weighted Average Remaining Contractual Life, Outstanding, Options		2 years 2 months 26 days	2 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding, Options | $		$ 110,655	$ 100,420
Risk-free interest rate		1.58%	1.58%	1.58%
Expected term (in years)		10 years	10 years	10 years
Expected dividend yield		0.00%	0.00%	0.00%
Expected volatility		52.00%	52.00%	52.00%
Expected forfeiture rate (post-vesting)		2.00%	2.00%	2.00%
Minimum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)		$ 1	$ 1	$ 1
Risk-free interest rate			4.14%	3.70%
Maximum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)		$ 1.01	$ 1.01	$ 1.01
Risk-free interest rate			4.14%	3.70%
Expected volatility			62.00%	57.00%
Expected forfeiture rate (post-vesting)			6.09%	1.80%
A Plan
Number of Options Outstanding
Outstanding, Beginning Balance | shares		43,094,529
Granted | shares		9,671,262
Exercised | shares		(13,019,681)
Forfeited | shares		(2,693,382)
Outstanding, Ending Balance | shares		37,052,728	43,094,529
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance		$ 0.00001
Granted		0.00001
Outstanding, Ending Balance		$ 0.00001	$ 0.00001
Weighted Average Remaining Contractual Life, Outstanding, Options		7 years 11 months 12 days	8 years 1 month 2 days
Aggregate Intrinsic Value, Outstanding, Options | $		$ 36,870	$ 47,950
Expiration period	10 years
Requisite service period	4 years
Vesting percentage	25.00%
Vesting period		36 months
Employee Stock Option | Minimum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)			$ 5.48	$ 8.51
Employee Stock Option | Maximum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)			5.48	8.51
Employee Stock Option | A Plan
Weighted Average Exercise Price, Options
Vested		$ 1.1	$ 1.1	$ 1.1
Unrecognized share-based compensation expenses, other than options | ¥					¥ 264,084
Weighted-average period for unrecognized expenses expected to be recognized		2 years 5 months 8 days